Finance receivables (Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 16,000,376	¥ 15,295,281
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,281,142	2,994,171
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,008,168	1,791,490
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,759,725	1,533,285
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	227,111	229,062
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	6,918	26,931
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	14,414	2,212
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,272,974	1,202,681
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,248,514	1,196,082
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	24,460	6,599
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,708,759	1,482,701
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,228,577	1,043,648
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,076,164	912,643
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	142,336	117,346
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,286	12,683
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	8,791	976
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	480,182	439,053
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	460,308	436,839
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	19,874	2,214
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	849,023	818,376
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	528,760	530,032
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	449,884	430,673
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	68,726	85,963
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	5,071	12,311
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	5,079	1,085
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	320,263	288,344
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	316,008	284,512
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	4,255	3,832
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	723,360	693,094
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	250,831	217,810
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	233,677	189,969
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	16,049	25,753
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	561	1,937
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	544	151
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	472,529	475,284
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	472,198	474,731
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 331	¥ 553